Nature of Operations and Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Accounting Policies [Abstract]
Number of operating segments | item			1
Accounts Receivable and Net investment in sales-type leases
Allowance for doubtful accounts receivable			$ 1,160	$ 843
Allowance for doubtful accounts due to investment in sales-type leases			1,575	844
Inventories
Inventory write-downs for obsolescence and excess inventories			6,300	7,700
Property, Plant and Equipment
Impairment charges	$ 792,000	$ 150,400
Goodwill
Goodwill impairment					$ 942,408
Other Intangible Assets
Impairment of Intangible Assets (Excluding Goodwill)			2,200	16,900	260,300
Advertising costs			$ 14,200	19,400	$ 23,500
Research and Development Costs
Maximum additional tax rate on distribution of dividends			10.00%
Settlement percentage			50.00%
Vesting period			4 years
Stock-Based Compensation
Expected dividend rate (as a percent)			0.00%
Business Combinations
Maximum measurement period of revision of consideration transferred			1 year
Net operating losses				$ 5,000